Schedule of loans and financing (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands					12 Months Ended
		Apr. 26, 2021	Dec. 23, 2020	Jul. 23, 2019	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 23, 2020	Oct. 01, 2020	Jul. 03, 2020	May 20, 2020	May 09, 2019
IfrsStatementLineItems [Line Items]
Loans and financing					R$ 1,374,876		R$ 617,485
Loans and financing					1,374,876		617,485
Current					128,720		107,162
Non-current					R$ 1,246,156		510,323
Covertable preffered stock shares		150,000
Par value per share		R$ 0.00005			R$ 99.76
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		R$ 821,805
Financiadorade Estudose Projetos F I N E P [Member]
IfrsStatementLineItems [Line Items]
Intrest rate						1.75%			1.62%	1.65%	10.03%
Loan amount				R$ 16,153				R$ 30,000
Borrowings amount first tranche			R$ 4,130	6,734
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan				R$ 150,000
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Equal installments payables									R$ 500,000			R$ 100,000
2023 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	[1]				Banco Itaú Unibanco S.A
Interest rate	[1]				CDI + 1.62% p.y.
Maturity	[1]				2023
Loans and financing	[1]				R$ 510,972		504,365
2021 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	[2]				Banco Votorantim
Interest rate	[2]				CDI + 1.65% p.y.
Maturity	[2]				2021
Loans and financing	[2]						101,785
2024 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	[3]				BNDES
Interest rate	[3]				10.03% p.y.
Maturity	[3]				2024
Loans and financing	[3]						471
2027 [member]
IfrsStatementLineItems [Line Items]
Financial institution	[4]				FINEP
Interest rate	[4]				TJLP p.y.
Maturity	[4]				2027
Loans and financing	[4]				R$ 10,145		R$ 10,864
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Financial institution	[5]				Softbank
Interest rate	[5]				6.5% p.y.
Maturity	[5]				2026
Loans and financing	[5]				R$ 822,560
Twenty Twenty Four 1 [Member]
IfrsStatementLineItems [Line Items]
Financial institution	[6]				Banco Itaú Unibanco S.A
Interest rate	[6]				CDI + 1.75% p.y.
Maturity	[6]				2024
Loans and financing	[6]				R$ 31,199

[1]	On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023.
[2]	On July 3, 2020, Afya Brazil entered into a loan agreement with Banco Votorantim S.A. in the amount of R$ 100,000 adjusted by the CDI rate plus an interest rate of 1.65% per year and was repaid at maturity on July 5, 2021.
[3]	On May 5, 2020, as a result of the acquisition of UniSL, the Company assumed loans agreements with BNDES which has an interest rate of 10.03% per year and maturity in 2024. This amount was prepaid in September 2021.
[4]	On July 23, 2019, Medcel entered into a loan of R$ 16,153 with Financiadora de Estudos e Projetos (“FINEP”), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The total balance is guaranteed by a bank warranty.
[5]	On April 26, 2021, the Company issued and sold 150,000 shares of perpetual convertible preferred shares designated as Series A perpetual convertible preferred shares, with a par value of U.S.$0.00005 per share of the Company for US$150,000 thousands, equivalent to R$ 821,805 on the issuance date. The Series A perpetual convertible preferred shares is a class of equity security that ranks senior to the common shares with respect to dividend rights or rights upon liquidation.
[6]	On October 28, 2020, UNIFIPmoc entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 30,000. On June 30, 2021 this agreement was amended and is now adjusted by the CDI rate plus an interest rate of 1.75% per year and is repayable in three installments in July 2023, January 2024 and July 2024.